Note 2 - Securities (Tables)	12 Months Ended
Dec. 31, 2015
Note 2 - Securities (Tables) [Line Items]
Available-for-sale Securities [Table Text Block]
	Amortized Cost	Gross Unrealized Gains		Gross Unrealized Losses	Estimated Fair Value
Securities Available for Sale
December 31, 2015
U.S. Government sponsored entity securities	$9,011	$	----	(46)	$8,965
Agency mortgage-backed securities, residential	82,178		981	(473)	82,686
Total securities	$91,189		$981	(519)	$91,651

December 31, 2014
U.S. Government sponsored entity securities	$9,019		$2	(104)	$8,917
Agency mortgage-backed securities, residential	74,762		1,693	(136)	76,319
Total securities	$83,781		$1,695	(240)	$85,236

Held-to-maturity Securities [Table Text Block]
	Amortized Cost	Gross Unrecognized Gains	Gross Unrecognized Losses	Estimated Fair Value
Securities Held to Maturity
December 31, 2015
Obligations of states and political subdivisions	$19,898	$892	$(5)	$20,785
Agency mortgage-backed securities, residential	5	----	----	5
Total securities	$19,903	$892	$(5)	$20,790

December 31, 2014
Obligations of states and political subdivisions	$22,811	$939	$(189)	$23,561
Agency mortgage-backed securities, residential	9	----	----	9
Total securities	$22,820	$939	$(189)	$23,570

Investments Classified by Contractual Maturity Date [Table Text Block]
	Available for Sale		Held to Maturity
Debt Securities:	Amortized Cost	Estimated Fair Value	Amortized Cost	Estimated Fair Value
Due in one year or less	$1,001	$1,001	$377	$386
Due in one to five years	8,010	7,964	6,909	7,242
Due in five to ten years	----	----	10,529	11,057
Due after ten years	----	----	2,083	2,100
Agency mortgage-backed securities, residential	82,178	82,686	5	5
Total debt securities	$91,189	$91,651	$19,903	$20,790

Schedule of Unrealized Loss on Investments [Table Text Block]
December 31, 2015	Less than 12 Months		12 Months or More				Total
Securities Available for Sale	Fair Value	Unrealized Loss	Fair Value		Unrealized Loss		Fair Value	Unrealized Loss
U.S. Government sponsored entity securities	$7,964	$(46)	$	----	$	----	$7,964	$(46)
Agency mortgage-backed securities, residential	42,112	(407)		3,645		(66)	45,757	(473)
Total available for sale	$50,076	$(453)		$3,645		$(66)	$53,721	$(519)
December 31, 2014	Less than 12 Months				12 Months or More		Total
Securities Available for Sale	Fair Value		Unrealized Loss		Fair Value	Unrealized Loss	Fair Value	Unrealized Loss
U.S. Government sponsored entity securities	$	----	$	----	$7,911	$(104)	$7,911	$(104)
Agency mortgage-backed securities, residential		11,232		(20)	8,397	(116)	19,629	(136)
Total available for sale		$11,232		$(20)	$16,308	$(220)	$27,540	$(240)

Held-to-maturity Securities [Member]
Note 2 - Securities (Tables) [Line Items]
Schedule of Unrealized Loss on Investments [Table Text Block]
	Less than 12 Months		12 Months or More				Total
Securities Held to Maturity	Fair Value	Unrecognized Loss	Fair Value		Unrecognized Loss		Fair Value	Unrecognized Loss

Obligations of states and political subdivisions	$995	$(5)	$	----	$	----	$995	$(5)
Total held to maturity	$995	$(5)	$	----	$	----	$995	$(5)
	Less than 12 Months		12 Months or More		Total
Securities Held to Maturity	Fair Value	Unrecognized Loss	Fair Value	Unrecognized Loss	Fair Value	Unrecognized Loss

Obligations of states and political subdivisions	$1,171	$(9)	$2,916	$(180)	$4,087	$(189)
Total held to maturity	$1,171	$(9)	$2,916	$(180)	$4,087	$(189)